Summary of Changes to Prepaid Licensing and Royalty Fees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expenses [Line Items]
Balance at beginning of year	$ 239
Addition	12	$ (17)	$ (186)
Amortization and usage	(111)	(245)	(1,211)
Impairment charges (Note 7)	(1,386)	(4,187)	(1,259)
Balance at end of year	1,020	239
Prepaid Licensing and Royalty Fees
Prepaid Expenses [Line Items]
Balance at beginning of year	239	4,383	4,666
Addition	2,581	1,801	1,498
Amortization and usage	(416)	(1,743)	(264)
Exchange difference	2	(15)	(258)
Impairment charges (Note 7)	(1,386)	(4,187)	(1,259)
Balance at end of year	$ 1,020	$ 239	$ 4,383